Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 11,517,075	$ 8,028,976	$ 4,792,231
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	9,051,257	6,160,014	3,345,093
Non current assets	725,097	763,172
Country Of Brazil [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	8,409,961	5,728,748	3,121,129
Non current assets	583,713	656,291
Country Of Mexico [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	523,112	354,884	201,197
Non current assets	42,915	47,893
Country Of Colombia [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	111,854	75,405	20,369
Non current assets	16,897	14,796
Country Of Cayman Islands [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	6,188
Non current assets	29,638	38,004
Country Of Uruguay [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue
Non current assets
Country Of Germany [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue
Non current assets		72
Country Of United States [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	142	977	$ 2,398
Non current assets	$ 51,934	$ 6,116